Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt

NOTE 8. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2012	2011
Notes and debentures
	Interest Rates	Maturities[1]
	0.80% – 2.99%	2012 – 2022	$13,969	$5,500
	3.00% – 4.99%	2012 – 2045	14,590	8,659
	5.00% – 6.99%	2012 – 2095	35,226	41,390
	7.00% – 9.10%	2012 – 2097	7,059	8,471
	Other		2	3
Fair value of interest rate swaps recorded in debt			267	445
			71,113	64,468
Unamortized (discount) premium - net			(1,535)	46
Total notes and debentures			69,578	64,514
Capitalized leases			265	239
Total long-term debt, including current maturities			69,843	64,753
Current maturities of long-term debt			(3,485)	(3,453)
Total long-term debt			$66,358	$61,300
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2013. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2012	2011
Current maturities of long-term debt	$3,485	$3,453
Bank borrowings[1]	1	-
Total	$3,486	$3,453
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Debt Refinancing

During 2012, we received net proceeds of $13,486, from the issuance of $13,569 in long-term debt with an average weighted maturity of approximately 12 years and an average interest rate of 2.54%. We redeemed $8,083 in borrowing, including $6,200 in early redemptions, with an average interest rate of 5.58%.

Debt Exchange

During 2012, we completed a private debt exchange covering $4,099 of various notes with stated rates of 6.00% to 8.75% for $1,956 in new 4.3% AT&T Inc. global notes due 2042 and $3,044 in new 4.35% AT&T Inc. global notes due 2045 plus a $650 cash payment.

As of December 31, 2012 and 2011, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2012, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2013	2014	2015	2016	2017	Thereafter
Debt repayments[1]	$3,475	$3,788	$6,514	$4,923	$4,757	$47,578
Weighted-average interest rate	4.9%	5.2%	3.2%	3.7%	2.5%	5.5%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities

On December 11, 2012, we amended and extended for an additional one-year term our existing $5,000, four-year revolving credit agreement (Four-Year Agreement) with a syndicate of banks until December 2016. We also entered into a new $3,000, five-year revolving credit agreement (Five-Year Agreement), with a syndicate of banks, to replace our expiring 364-day revolving credit agreement. In the event advances are made under either agreement, those advances would be used for general corporate purposes. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under each agreement. Under each agreement, we can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. At December 31, 2012, we had no advances outstanding under either agreement and were in compliance with all covenants under each agreement.

Advances under both agreements would bear interest, at AT&T's option, either:

  at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); or
  at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The Applicable Margin for both agreements will equal 0.565% per annum if our unsecured long-term debt is rated at least A+ by Standard & Poor's (S&P) or Fitch, Inc. (Fitch) or A1 by Moody's Investors Service (Moody's). The Applicable Margin will be 0.680% per annum if our unsecured long-term debt ratings are A or A2 and will be 0.910% per annum in the event our unsecured long-term debt ratings are A- and A3 (or below). In the event that AT&T's unsecured long-term debt ratings are split by S&P, Moody's and Fitch, then the Applicable Margin will be determined by the highest of the three ratings, except that in the event the lowest of such ratings is more than one level below the highest of the ratings then the Applicable Margin will be determined based on the level that is one level above the lowest of such ratings.

Under each agreement AT&T will pay a facility fee of 0.060%, 0.070% or 0.090% per annum, depending on AT&T's credit rating, of the amount of lender commitments.

Both agreements contain a negative pledge covenant, which requires that, if at any time AT&T or a subsidiary pledges assets or otherwise permits a lien on its properties, advances under the agreement will be ratably secured, subject to specified exceptions. Both agreements also contain a financial ratio covenant that provides that AT&T will maintain, as of the last day of each fiscal quarter, a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the agreements) ratio of not more than 3.0 to 1, for the four quarters then ended.

Defaults under both agreements, which would permit the lenders to accelerate required repayment and which would increase the Applicable Margin by 2.00% per annum, include:

  We fail to pay principal or interest, or other amounts under the agreement beyond any grace period.
  We fail to pay when due other debt of $400 or more that results in acceleration of that debt (commonly referred to as cross-acceleration) or a creditor commences enforcement proceedings within a specified period after a money judgment of $400 or more has become final.
  A person acquires beneficial ownership of more than 50% of AT&T common shares or more than a majority of AT&T's directors change in any 24-month period other than as elected by the remaining directors (commonly referred to as a change in control).
  Material breaches of representations or warranties in the agreement.
  We fail to comply with the negative pledge or debt-to-EBITDA ratio covenants under the agreement.
  We fail to comply with other covenants under the agreement for a specified period after notice.
  We fail to make certain minimum funding payments under the Employee Retirement Income Security Act of 1974, as amended (ERISA).
  Our bankruptcy or insolvency.

Both the Five-Year Agreement and the Four-Year Agreement contain provisions permitting subsidiaries to be added as additional borrowers, with or without a guarantee by AT&T Inc. The terms of the guarantee are set forth in the agreements.

Four-Year Agreement

The obligations of the lenders under the Four-Year Agreement to provide advances will terminate on December 11, 2016, unless prior to that date either: (i) AT&T and, if applicable, a Co-Borrower, reduces to $0 the commitments of the lenders under the Agreement or (ii) certain events of default occur. The Agreement also provides that AT&T and lenders representing more than 50% of the facility amount may agree to extend their commitments under the Four-Year Agreement for two additional one-year periods beyond the December 11, 2016 termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred.

Five-Year Agreement

The obligations of the lenders under the Five-Year Agreement to provide advances will terminate on December 11, 2017, unless prior to that date either: (i) AT&T, and if applicable, a Co-Borrower, reduce to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for two one-year periods beyond the December 11, 2017, termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred.